CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 06, 2022	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Issuance of 173,913 warrants issued with Bridge Note, net of offering costs					173,913
Common Stock
Sale of units, net of underwriting discounts (in shares)				557,000
Issuance of 20,000 shares issued to settle legal claim (in shares)	30,000	20,000	20,000	2,875,000	30,000